Segments	12 Months Ended
Jan. 31, 2013
Segment Reporting Information, Profit (Loss) [Abstract]
Segments
Note 14. Segments
The Company is engaged in the operations of retail stores located in the U.S., Africa, Argentina, Brazil, Canada, Central America, Chile, China, India, Japan, Mexico, and the United Kingdom. The Company's operations are conducted in three reportable business segments: Walmart U.S., Walmart International and Sam's Club. The Company defines its segments as those business units whose operating results its chief operating decision maker ("CODM") regularly reviews to analyze performance and allocate resources. The Company sells similar individual products and services in each of its segments. It is impractical to segregate and identify revenue for each of these individual products and services.
The Walmart U.S. segment includes the Company's mass merchant concept in the U.S., operating under the "Walmart" or "Wal-Mart" brand, as well as walmart.com. The Walmart International segment consists of the Company's operations outside of the U.S., including various retail websites. The Sam's Club segment includes the warehouse membership clubs in the U.S., as well as samsclub.com. Other unallocated consists of corporate overhead and other items not allocated to any of the Company's segments.
The Company measures the results of its segments using, among other measures, each segment's net sales and operating income, which includes certain corporate overhead allocations. From time to time, the Company revises the measurement of each segment's operating income, including any corporate overhead allocations, as dictated by the information regularly reviewed by its CODM. When the measurement of a segment changes, previous period amounts and balances are reclassified to be comparable to the current period's presentation. Information for the Company's segments, as well as the reconciliation to income from continuing operations before income taxes, is in the following table:

		Walmart		Other
(Amounts in millions)	Walmart U.S.	International	Sam's Club	Unallocated	Consolidated
Fiscal Year Ended January 31, 2013
Net sales	$274,490	$135,201	$56,423	$—	$466,114
Operating income (loss)	21,500	6,694	1,963	(2,356)	27,801
Interest expense, net					(2,064)
Income from continuing operations before income taxes					$25,737
Total assets	$96,234	$85,695	$13,479	$7,697	$203,105
Depreciation and amortization	4,586	2,628	617	670	8,501
Capital expenditures	5,994	4,640	868	1,396	12,898

Fiscal Year Ended January 31, 2012
Net sales	$264,186	$125,873	$53,795	$—	$443,854
Operating income (loss)	20,391	6,182	1,848	(1,863)	26,558
Interest expense, net					(2,160)
Income from continuing operations before income taxes					$24,398
Total assets	$93,143	$81,289	$12,824	$6,150	$193,406
Depreciation and amortization	4,557	2,438	595	540	8,130
Capital expenditures	6,226	5,274	823	1,187	13,510

Fiscal Year Ended January 31, 2011
Net sales	$260,261	$109,232	$49,459	$—	$418,952
Operating income (loss)	19,941	5,575	1,695	(1,669)	25,542
Interest expense, net					(2,004)
Income from continuing operations before income taxes					$23,538
Total assets	$90,166	$71,172	$12,536	$6,908	$180,782
Depreciation and amortization	4,605	2,195	601	240	7,641
Capital expenditures	7,328	3,994	711	666	12,699

Total revenues, consisting of net sales and membership and other income, and long-lived assets, consisting primarily of property and equipment, net, aggregated by the Company's U.S. and non-U.S. operations for fiscal 2013, 2012 and 2011, are as follows:

	Fiscal Years Ended January 31,
(Amounts in millions)	2013	2012	2011
Total revenues
U.S. operations	$332,844	$319,800	$311,591
Non-U.S. operations	136,318	127,150	110,258
Total revenues	$469,162	$446,950	$421,849

Long-lived assets
U.S. operations	$77,692	$75,881	$73,592
Non-U.S. operations	38,989	36,443	34,286
Total long-lived assets	$116,681	$112,324	$107,878

No individual country outside of the U.S. had total revenues or long-lived assets that were material to the consolidated totals. Additionally, the Company did not generate material total revenues from any single customer.